Share-Based Compensation Plan - Shares Outstanding (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Total number of Share Awards
Beginning balance (in shares)	9,474	8,210
Granted (in shares)	1,459	4,067
Added by performance factor (in shares)		669
Vested and converted to common shares (in shares)	(5,007)	(3,013)
Forfeited (in shares)	(368)	(459)
Ending balance (in shares)	5,558	9,474
Minimum
Total number of Share Awards
Payout multiplier	0.00%
Maximum
Total number of Share Awards
Payout multiplier	200.00%
Restricted awards
Total number of Share Awards
Beginning balance (in shares)	2,093	4,122
Granted (in shares)	68	0
Added by performance factor (in shares)		0
Vested and converted to common shares (in shares)	(1,377)	(1,861)
Forfeited (in shares)	(22)	(168)
Ending balance (in shares)	762	2,093
Performance awards
Total number of Share Awards
Beginning balance (in shares)	7,381	4,088
Granted (in shares)	1,391	4,067
Added by performance factor (in shares)		669
Vested and converted to common shares (in shares)	(3,630)	(1,152)
Forfeited (in shares)	(346)	(291)
Ending balance (in shares)	4,796	7,381